Equity Method Investments - Additional Information (Detail) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 19, 2017	Dec. 31, 2017	Dec. 31, 2018
Income Statement Equity Method Investments [Line Items]
Loss from equity methods investments	$ 1,100	$ 1,098
Stabilis LNG Eagle Ford LLC [Member]
Income Statement Equity Method Investments [Line Items]
Investments in subsidiaries			$ 8,000
Subsidiary ownership percentage			49.00%
Loss from equity methods investments		1,095
Stabilis FHR Oilfield LNG LLC [Member]
Income Statement Equity Method Investments [Line Items]
Investments in subsidiaries			$ 250
Subsidiary ownership percentage			50.00%
Loss from equity methods investments		$ 3
Related Entity [Member]
Income Statement Equity Method Investments [Line Items]
Subsidiary ownership percentage			2.00%
Stabilis Oilfield Investment Co LLC [Member]
Income Statement Equity Method Investments [Line Items]
Subsidiary ownership percentage			50.00%